Disclosures About Fair Value of Financial Instruments (Tables)	12 Months Ended
Dec. 31, 2014
Fair Value Disclosures [Abstract]
Assets and Liabilities Measured at Fair Value on a Recurring Basis

The following tables present the financial instruments carried at fair value as of December 31, 2014 and December 31, 2013, by caption on the consolidated balance sheet and by FASB ASC 820 valuation hierarchy (as described above) (in thousands):

	Measured on a Recurring Basis
	Total Carrying Value in the Consolidated Balance Sheet	Quoted Market Prices in an Active Market (Level 1)	Models with Significant Observable Market Parameters (Level 2)	Models with Significant Unobservable Market Parameters (Level 3)
December 31, 2014
Investment securities available-for-sale:
U.S. Government sponsored enterprises	$130,567	—	130,567	—
Mortgage-backed securities	171,069	—	171,069	—
Asset-backed securities	30,520	—	30,520	—
State and municipal securities	14,264	—	14,264	—

Total investment securities available-for-sale	346,420	—	346,420	—
Other assets	17,331	—	—	17,331

Total assets at fair value	$363,751	—	346,420	17,331

	Measured on a Recurring Basis
	Total Carrying Value in the Consolidated Balance Sheet	Quoted Market Prices in an Active Market (Level 1)	Models with Significant Observable Market Parameters (Level 2)	Models with Significant Unobservable Market Parameters (Level 3)
December 31, 2013
Investment securities available-for-sale:
U.S. Government sponsored enterprises and agency-backed	$136,086	—	136,086	—
Mortgage-backed securities	175,182	—	175,182	—
Asset-backed securities	4,732	—	4,732	—
State and municipal securities	13,373	—	13,373	—

Total investment securities available-for-sale	329,373	—	329,373	—
Other assets	11,390	—	—	11,390

Total assets at fair value	$340,763	—	329,373	11,390

Assets and Liabilities Measured at Fair Value on a Non-Recurring Basis
Measured on a Non-Recurring Basis
	Total Carrying Value in the Consolidated Balance Sheet	Quoted Market Prices in an Active Market (Level 1)	Models with Significant Observable Market Parameters (Level 2)	Models with Significant Unobservable Market Parameters (Level 3)
December 31, 2014
Other real estate owned	$7,298	—	—	7,298
Impaired loans, net (¹)	8,866	—	—	8,866

Total	$16,164	—	—	16,164

December 31, 2013
Other real estate owned	$12,869	—	—	12,869
Impaired loans, net (¹)	22,380	—	—	22,380

Total	$35,249	—	—	35,249

(1)	Amount is net of a valuation allowance of $1.6 million at December 31, 2014 and $4.5 million at December 31, 2013 as required by ASC 310, “Receivables.”

Changes in Fair Value Due to Observable Factors

The table below includes a rollforward of the balance sheet amounts for the year ended December 31, 2014 and 2013 (including the change in fair value) for financial instruments classified by the Company within Level 3 of the valuation hierarchy for assets and liabilities measured at fair value on a recurring basis. When a determination is made to classify a financial instrument within Level 3 of the valuation hierarchy, the determination is based upon the significance of the unobservable factors to the overall fair value measurement. However, since Level 3 financial instruments typically include, in addition to the unobservable or Level 3 components, observable components (that is, components that are actively quoted and can be validated to external sources), the gains and losses in the table below include changes in fair value due in part to observable factors that are part of the valuation methodology (in thousands):

	For the Year Ended December 31,
	2014		2013
	Other Assets	Other Liabilities	Other Assets	Other Liabilities
Fair value, January 1	$11,390	—	$6,315	—
Total realized gains included in income	376	—	75	—
Change in unrealized gains/losses included in other comprehensive income for assets and liabilities still held at December 31	—	—	—	—
Purchases, issuances and settlements, net	5,565	—	5,000	—
Transfers out of Level 3	—	—	—	—

Fair value, December 31	$17,331	—	$11,390	—

Total realized gains included in income related to financial assets and liabilities still on the consolidated balance sheet at December 31	$376	—	$75	—

Carrying Value and Estimated Fair Value of Financial Instruments

The following table presents the carrying amounts, estimated fair value and placement in the fair value hierarchy of the Company’s financial instruments at December 31, 2014 and December 31, 2013. This table excludes financial instruments for which the carrying amount approximates fair value. For short-term financial assets such as cash and cash equivalents, the carrying amount is a reasonable estimate of fair value due to the relatively short time between the origination of the instrument and its expected realization. For financial liabilities such as noninterest bearing demand, interest-bearing demand, and savings deposits, the carrying amount is a reasonable estimate of fair value due to these products having no stated maturity.

(in Thousands)	Carrying/ Notional Amount	Estimated Fair Value (¹)	Quoted Market Prices in an Active Market (Level 1)	Models with Significant Observable Market Parameters (Level 2)	Models with Significant Unobservable Market Parameters (Level 3)
December 31, 2014
Financial assets:
Securities held-to-maturity	$28,123	28,400	—	28,400	—
Loans, net	1,329,865	1,346,569	—	—	1,346,569
Mortgage loans held-for-sale	9,466	9,466	—	—	9,466
Financial liabilities:
Deposits and securities sold under agreements to repurchase	1,663,707	1,530,607	—	—	1,530,607
Off-balance sheet instruments:
Commitments to extend credit	—	—	—	—	—
Standby letters of credit	—	—	—	—	—
December 31, 2013
Financial assets:
Securities held-to-maturity	$26,823	26,561	—	26,561	—
Loans, net	1,184,267	1,185,271	—	—	1,185,271
Mortgage loans held-for-sale	7,022	7,022	—	—	7,022
Financial liabilities:
Deposits and securities sold under agreements to repurchase	1,563,333	1,554,839	—	—	1,554,839
Off-balance sheet instruments:
Commitments to extend credit	—	—	—	—	—
Standby letters of credit	—	—	—	—	—

(1)	Estimated fair values are consistent with an exit-price concept. The assumptions used to estimate the fair values are intended to approximate those that a market-participant would realize in a hypothetical orderly transaction.